GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Changes in goodwill
Goodwill at beginning of period	¥ 54,135
Goodwill at end of period	54,135	$ 7,849	¥ 54,135
Impairment losses	0		0	¥ 0
Freight delivery
Changes in goodwill
Goodwill at beginning of period	5,580
Goodwill at end of period	5,580	809	5,580
Global
Changes in goodwill
Goodwill at beginning of period	48,555
Goodwill at end of period	¥ 48,555	$ 7,040	¥ 48,555